Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2017
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 07, 2017
Prospectus Date	Apr. 03, 2017
AIG U.S. Government Securities Fund | Class T
Prospectus:
Trading Symbol	NASTX
AIG Strategic Bond Fund | Class T
Prospectus:
Trading Symbol	SBFTX
AIG Flexible Credit Fund | Class T
Prospectus:
Trading Symbol	SHNTX